UNAUDITED CONDENSED STATEMENTS OF OPERATIONS (Parentheticals)	1 Months Ended
Jun. 30, 2020 shares
CIK0001814821 KISMET ACQUISITION ONE CORP [Member]
Aggregate of ordinary shares subject to forfeiture	937,500